Taxation (Tables)	12 Months Ended
Dec. 31, 2020
Taxation
Schedule of Current and Deferred Portions of Income Tax Expense

Continuing operations	Years ended December 31,
(In thousands)	2018	2019	2020
Current income tax (benefits)/expenses	(471)	315	183
Deferred income tax expenses	382	4,361	966
Income tax (benefits)/expenses	(89)	4,676	1,149

Summary of Aggregate Amount and Per Share Effect of Tax Holiday

	Years ended December 31,
	2018	2019	2020
Aggregate dollar effect (In thousands)	(3,776)	(3,856)	197
Per share effect—basic	(0.01)	(0.01)	(0.00)
Per share effect—diluted	(0.01)	(0.01)	(0.00)

Reconciliation of Total Tax (Benefits)/Expenses

Continuing operations	Years ended December 31,
(In thousands)	2018	2019	2020
Income tax benefit at PRC statutory rate (based on statutory tax rate applicable to enterprises in China)	(10,384)	(11,886)	(3,736)
Effects of differences in tax rates in different jurisdictions applicable to entities of the Group outside of the PRC	485	788	787
Non-deductible expenses	245	228	101
Effect of Super Deduction	(881)	(1,920)	(733)
Effect of tax holidays and tax concessions	3,776	3,856	(197)
Change in valuation allowance of deferred tax assets	6,720	13,180	4,704
Effect on deferred tax assets due to change in tax rates	(167)	—	—
Expiration of tax loss	562	400	84
Others	(445)	30	139
Income tax (benefits)/expenses	(89)	4,676	1,149

Summary of Changes in Deferred Tax Asset and Liability Balances

The tax effects of temporary differences that give rise to the deferred tax assets and liabilities balances of December 31, 2019 and 2020 are as follows:

(In thousands)	December 31, 2019	December 31, 2020
Deferred tax assets:
Net operating losses carried forward (note a)	27,712	32,458
Impairment of long-term equity investments	4,061	4,233
Impairment of other receivables	1,553	1,858
Impairment of accounts receivable	1,140	1,451
Impairment of inventories	549	540
Allowance for advance to suppliers	346	369
Impairment of property and equipment	14	15
Valuation allowance	(34,257)	(40,924)
Deferred tax assets, net (note b)	1,118	—

Deferred tax liabilities:
Deferred credit arising from an asset acquisition	(1,179)	(1,085)

Notes:

(a)

As of December 31, 2020, the accumulated net operating loss of USD 3,079,000 of the Group’s subsidiaries incorporated in Hong Kong can be carried forward indefinitely to offset future taxable income, the remaining accumulated net operating loss of USD 179,797,000 mainly arose from the Company’s subsidiaries and consolidated VIEs established in the PRC, which can be carried forward to offset future taxable income and will expire during the period from 2021 to 2030.

(b)	As of December 31, 2019 and 2020, the deferred tax assets and liabilities balances are expected to be recoverable as follows:

Deferred tax assets

(In thousands)	2019	2020
Within one year	133	—
After one year	985	—
	1,118	—

Deferred tax liabilities

(In thousands)	2019	2020
Within one year	(165)	(176)
After one year	(1,014)	(909)
	(1,179)	(1,085)

Schedule of Deferred Tax Assets and Liabilities Balances

Deferred tax assets

(In thousands)	2019	2020
Within one year	133	—
After one year	985	—
	1,118	—

Deferred tax liabilities

(In thousands)	2019	2020
Within one year	(165)	(176)
After one year	(1,014)	(909)
	(1,179)	(1,085)

Schedule of Movement of Valuation Allowance

	Years ended December 31,
(In thousands)	2018	2019	2020
Beginning balance	(16,599)	(20,181)	(34,257)
Additions	(6,720)	(13,180)	(4,704)
Exchange difference	3,138	(896)	(1,963)
Ending balance	(20,181)	(34,257)	(40,924)